PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 39,659	$ 104,716
Accumulated depreciation transferred		70,217
Currency translation differences	245	2,259
Plant and equipment written off	0	26,683
Impairment loss of plant and equipment	$ 0	$ 0